Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	TRANSAMERICA SERIES TRUST
Central Index Key	0000778207
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	May 1, 2012

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented and to the Summary Prospectuses for the Portfolios listed below

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Effective on or about September 17, 2012, the portfolios will be renamed as follows:

Current Name	New Name
Transamerica Hanlon Balanced VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica Hanlon Growth and Income VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica Hanlon Growth VP	Transamerica PIMCO Tactical – Growth VP

Effective on or about September 17, 2012, the following information will supersede any contrary information contained in the Summary Prospectuses and the Prospectus Information concerning the portfolios:

INVESTMENT OBJECTIVE:

Transamerica PIMCO Tactical - Balanced VP Transamerica PIMCO Tactical – Conservative VP Transamerica PIMCO Tactical – Growth VP	Seeks a combination of capital appreciation and income

INVESTMENT STRATEGIES:

Transamerica PIMCO Tactical - Balanced VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 10%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 50% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 60% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 50% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

Transamerica PIMCO Tactical – Conservative VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 8%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 35% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 45% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be need to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 65% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

Transamerica PIMCO Tactical – Growth VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 12%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 70% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 80% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 30% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

RISKS (in alphabetical order):

•	Active Trading –The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investment – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or if or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Interest Rate – Interest rates may go up, causing the value of the portfolio’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•	Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•	Volatility Target – The portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. There can be no assurance that the portfolio will meet its annualized volatility target. The annualized volatility target is intended to reduce the overall risk of investing in the portfolio but may not work as intended, may result in periods of underperformance and may limit the portfolio’s ability to participate in rising markets. Managing the portfolio’s overall volatility also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate the provision of those guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target.

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	tst2_Supplement

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented and to the Summary Prospectuses for the Portfolios listed below

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Effective on or about September 17, 2012, the portfolios will be renamed as follows:

Current Name	New Name
Transamerica Hanlon Balanced VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica Hanlon Growth and Income VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica Hanlon Growth VP	Transamerica PIMCO Tactical – Growth VP

Effective on or about September 17, 2012, the following information will supersede any contrary information contained in the Summary Prospectuses and the Prospectus Information concerning the portfolios:

INVESTMENT OBJECTIVE:

Transamerica PIMCO Tactical - Balanced VP Transamerica PIMCO Tactical – Conservative VP Transamerica PIMCO Tactical – Growth VP	Seeks a combination of capital appreciation and income

INVESTMENT STRATEGIES:

Transamerica PIMCO Tactical - Balanced VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 10%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 50% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 60% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 50% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

Transamerica PIMCO Tactical – Conservative VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 8%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 35% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 45% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be need to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 65% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

Transamerica PIMCO Tactical – Growth VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 12%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 70% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 80% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 30% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

RISKS (in alphabetical order):

•	Active Trading –The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investment – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or if or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Interest Rate – Interest rates may go up, causing the value of the portfolio’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•	Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•	Volatility Target – The portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. There can be no assurance that the portfolio will meet its annualized volatility target. The annualized volatility target is intended to reduce the overall risk of investing in the portfolio but may not work as intended, may result in periods of underperformance and may limit the portfolio’s ability to participate in rising markets. Managing the portfolio’s overall volatility also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate the provision of those guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target.

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2012

Transamerica Hanlon Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst2_Supplement

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented and to the Summary Prospectuses for the Portfolios listed below

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Effective on or about September 17, 2012, the portfolios will be renamed as follows:

Current Name	New Name
Transamerica Hanlon Balanced VP	Transamerica PIMCO Tactical – Balanced VP

Effective on or about September 17, 2012, the following information will supersede any contrary information contained in the Summary Prospectuses and the Prospectus Information concerning the portfolios:

INVESTMENT OBJECTIVE:

Transamerica PIMCO Tactical - Balanced VP	Seeks a combination of capital appreciation and income

INVESTMENT STRATEGIES:

Transamerica PIMCO Tactical - Balanced VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 10%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 50% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 60% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 50% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

RISKS (in alphabetical order):

•	Active Trading –The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investment – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or if or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Interest Rate – Interest rates may go up, causing the value of the portfolio’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•	Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•	Volatility Target – The portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. There can be no assurance that the portfolio will meet its annualized volatility target. The annualized volatility target is intended to reduce the overall risk of investing in the portfolio but may not work as intended, may result in periods of underperformance and may limit the portfolio’s ability to participate in rising markets. Managing the portfolio’s overall volatility also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate the provision of those guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target.

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2012

Transamerica Hanlon Growth and Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst2_Supplement

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented and to the Summary Prospectuses for the Portfolios listed below

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Effective on or about September 17, 2012, the portfolios will be renamed as follows:

Current Name	New Name
Transamerica Hanlon Growth and Income VP	Transamerica PIMCO Tactical – Conservative VP

Effective on or about September 17, 2012, the following information will supersede any contrary information contained in the Summary Prospectuses and the Prospectus Information concerning the portfolios:

INVESTMENT OBJECTIVE:

Transamerica PIMCO Tactical – Conservative VP	Seeks a combination of capital appreciation and income

INVESTMENT STRATEGIES:

Transamerica PIMCO Tactical – Conservative VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 8%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 35% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 45% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be need to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 65% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

RISKS (in alphabetical order):

•	Active Trading –The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investment – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or if or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Interest Rate – Interest rates may go up, causing the value of the portfolio’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•	Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•	Volatility Target – The portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. There can be no assurance that the portfolio will meet its annualized volatility target. The annualized volatility target is intended to reduce the overall risk of investing in the portfolio but may not work as intended, may result in periods of underperformance and may limit the portfolio’s ability to participate in rising markets. Managing the portfolio’s overall volatility also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate the provision of those guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target.

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Investors Should Retain this Supplement for Future Reference

June 29, 2012

Transamerica Hanlon Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst2_Supplement

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented and to the Summary Prospectuses for the Portfolios listed below

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Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Effective on or about September 17, 2012, the portfolios will be renamed as follows:

Current Name	New Name
Transamerica Hanlon Growth VP	Transamerica PIMCO Tactical – Growth VP

Effective on or about September 17, 2012, the following information will supersede any contrary information contained in the Summary Prospectuses and the Prospectus Information concerning the portfolios:

INVESTMENT OBJECTIVE:

Transamerica PIMCO Tactical – Growth VP	Seeks a combination of capital appreciation and income

INVESTMENT STRATEGIES:

Transamerica PIMCO Tactical – Growth VP

Under normal circumstances, the portfolio’s sub-adviser, Pacific Investment Management Company, LLC (the “sub-adviser”) will invest the portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The portfolio’s investments will be utilized, in part, to manage the portfolio’s overall volatility. For example, in a more volatile market environment, the sub-adviser may decrease long derivative positions in volatile assets or assume a short position through derivatives in such assets in an attempt to potentially reduce the portfolio’s volatility. Conversely, when market volatility is low, the sub-adviser may increase the portfolio’s equity exposure in order to increase volatility and the portfolio’s exposure to the market. Under normal conditions, the portfolio will seek to target an annualized volatility of approximately 12%, exclusive of hedging strategies that may further reduce volatility. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will achieve the desired results.

On average, the portfolio will seek to target approximately 70% equity-related exposure. However, the portfolio will normally adjust its overall equity exposure between 10% and 80% of its net assets in seeking to manage the portfolio’s volatility. The portfolio will typically seek to achieve exposure to U.S. large cap, U.S. small cap, and international equity sectors by investing in instruments including, but not limited to, futures contracts or swap agreements, options, common stock, preferred stock, and equity securities of real estate investment trusts.

Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets allocated to equities may be invested in fixed income securities or instruments. In addition, the portfolio will normally allocate another 30% to fixed income securities or instruments. The portfolio will invest primarily in investment grade debt securities, but may invest in high yield securities that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may hold up to 5% of its total assets in high yield securities. The portfolio may purchase and sell securities on a when issued, delayed delivery or forward commitment basis.

As part of its investment process, the sub-adviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns.

RISKS (in alphabetical order):

•	Active Trading –The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investment – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or if or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Interest Rate – Interest rates may go up, causing the value of the portfolio’s investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•	Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•	Volatility Target – The portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. There can be no assurance that the portfolio will meet its annualized volatility target. The annualized volatility target is intended to reduce the overall risk of investing in the portfolio but may not work as intended, may result in periods of underperformance and may limit the portfolio’s ability to participate in rising markets. Managing the portfolio’s overall volatility also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate the provision of those guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target.

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012